UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                       Haverford Quality Growth Stock Fund
                                  James F. Volk
                             Chief Executive Officer
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-932-7781

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2004

                     DATE OF REPORTING PERIOD: JULY 31, 2004

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND                                     HAVERFORD QUALITY GROWTH
                                                                    STOCK FUND
                                                                    JULY 31, 2004 (UNAUDITED)
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 97.2%
---------------------------------------------------------------------------------------------
                                                                  SHARES           VALUE
                                                              --------------  ---------------
CONSUMER DISCRETIONARY -- 16.5%
    Gannett                                                              275        $ 22,863
    Home Depot                                                           675          22,761
    Johnson Controls                                                     175           9,879
    McGraw-Hill                                                          225          16,888
    Target                                                               300          13,080
                                                                                    ---------
                                                                                      85,471
                                                                                    ---------
CONSUMER STAPLES -- 18.8%
    Anheuser-Busch                                                       450          23,355
    Coca-Cola                                                            400          17,544
    Colgate-Palmolive                                                    275          14,630
    PepsiCo                                                              275          13,750
    Procter & Gamble                                                     300          15,645
    Sysco                                                                375          12,919
                                                                                    ---------
                                                                                      97,843
                                                                                    ---------
ENERGY -- 5.1%
    Exxon Mobil                                                          575          26,622
                                                                                    ---------
FINANCIALS -- 21.9%
    Aflac                                                                300          11,892
    American International Group                                         400          28,260
    Citigroup                                                            475          20,943
    Fannie Mae                                                           175          12,418
    MBNA                                                                 700          17,283
    Wells Fargo                                                          400          22,964
                                                                                    ---------
                                                                                     113,760
                                                                                    ---------
HEALTH CARE -- 18.1%
    Becton Dickinson                                                     275          12,988
    Johnson & Johnson                                                    500          27,635
    Medtronic                                                            175           8,692
    Merck                                                                450          20,408
    Pfizer                                                               750          23,970
                                                                                    ---------
                                                                                      93,693
                                                                                    ---------
INDUSTRIAL -- 5.0%
    General Electric                                                     775          25,769
                                                                                    ---------
INFORMATION TECHNOLOGY -- 11.8%
    Automatic Data Processing                                            325          13,643
    Intel                                                                600          14,628
    International Business Machines                                      150          13,061
    Microsoft                                                            700          19,922
                                                                                    ---------
                                                                                      61,254
                                                                                    ---------
    TOTAL COMMON STOCK
        (Cost $509,750)                                                              504,412
                                                                                    ---------
---------------------------------------------------------------------------------------------
CASH EQUIVALENT -- 12.4%
---------------------------------------------------------------------------------------------
    SEI Daily Income Trust, Prime Obligation Fund                     64,606          64,606
                                                                                    ---------
    TOTAL CASH EQUIVALENT
        (Cost $64,606)                                                                64,606
                                                                                    ---------




THE ADVISORS' INNER CIRCLE FUND                                     HAVERFORD QUALITY GROWTH
                                                                    STOCK FUND
                                                                    JULY 31, 2004 (UNAUDITED)
---------------------------------------------------------------------------------------------
                                                                                   VALUE
                                                                              ---------------
    Total Investments -- 109.6%
        (Cost $574,356)+                                                            $569,018
                                                                                    ---------
    OTHER ASSETS AND LIABILITIES -- (9.6)%                                           (50,007)
                                                                                    ---------
    NET ASSETS -- 100.0%                                                            $519,011
                                                                                    =========

     + AT JULY 31, 2004, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $574,356, AND THE
       UNREALIZED APPRECIATION AND DEPRECIATION WERE $4,148 AND $9,486, RESPECTIVELY.




FOR INFORMATION REGARDING THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

HIM-QH-001-0100

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          The Advisors' Inner Circle Fund


By (Signature and Title)*             /s/ James F. Volk
                                      -----------------
                                      James F. Volk, President

Date 09/20/04





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ James F. Volk
                                      ----------------------
                                      James F. Volk, President

Date 09/20/04


By (Signature and Title)*             /s/ Jennifer E. Spratley
                                      ------------------------
                                      Jennifer E. Spratley, Controller and Chief
                                      Financial Officer

Date 09/20/04
* Print the name and title of each signing officer under his or her signature.